Business combinations - Consideration Paid in 2021 (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022	Jun. 08, 2022	Feb. 17, 2022
Disclosure of detailed information about business combination [line items]
Cash Transferred As Of Acquisition Date	R$ 70,653,000
Cash To Be Transferred After Acquisition Date	29,744,000
Shares of the Company delivered to selling shareholders	113,779,000
Capital increase in the acquiree	64,013,000
Non-controlling interest in acquiree	189,854,000
Call option in the acquiree	16,200,000
Contingent consideration	39,974,000
Consideration transferred, acquisition-date fair value	491,817,000
Consideration Transferred, Adjustments [Abstract]
Provision for contingencies	(9,799,000)	R$ (10,180,000)	R$ (2,193,000)
Assets recognised as of acquisition date	449,207,000
Trade accounts receivable	10,037,000
Recoverable taxes	281,000
Intangible assets - Customer relationship	29,053,000
MLabs [Member]
Disclosure of detailed information about business combination [line items]
Non-controlling interest in acquiree	2,465
Hubcount [Member]
Disclosure of detailed information about business combination [line items]
Cash Transferred As Of Acquisition Date	7,500,000
Cash To Be Transferred After Acquisition Date	3,000,000
Shares of the Company delivered to selling shareholders	0
Capital increase in the acquiree	0
Non-controlling interest in acquiree	115,000
Call option in the acquiree	0
Contingent consideration	0
Consideration transferred, acquisition-date fair value	10,615,000			R$ 10,615,000
Consideration Transferred, Adjustments [Abstract]
Assets recognised as of acquisition date				978,000
Trade accounts receivable				235,000
Recoverable taxes				42,000
Intangible assets - Customer relationship				R$ 0
Plugg [Member]
Disclosure of detailed information about business combination [line items]
Cash Transferred As Of Acquisition Date	20,880,000
Cash To Be Transferred After Acquisition Date	16,744,000
Shares of the Company delivered to selling shareholders	0
Capital increase in the acquiree	0
Non-controlling interest in acquiree	0
Call option in the acquiree	0
Contingent consideration	8,414,000
Consideration transferred, acquisition-date fair value	46,038,000				R$ 46,038,000
Consideration Transferred, Adjustments [Abstract]
Assets recognised as of acquisition date					38,555,000
Trade accounts receivable					1,864,000
Recoverable taxes					91,000
Intangible assets - Customer relationship					R$ 2,089,000
Reclame Aqui
Disclosure of detailed information about business combination [line items]
Cash Transferred As Of Acquisition Date	42,273,000
Cash To Be Transferred After Acquisition Date	10,000,000
Shares of the Company delivered to selling shareholders	113,779,000
Capital increase in the acquiree	64,013,000
Non-controlling interest in acquiree	189,739,000
Call option in the acquiree	16,200,000
Contingent consideration	31,560,000
Consideration transferred, acquisition-date fair value	435,164,000					R$ 435,164,000
Treasury shares used for capital increase	56,085,000
Increase (decrease) through treasury share transactions, equity	169,864,000
Gain recognized of the group	R$ 53,406,000
Difference about gain recognized of the group	2398300000.00%
Consideration Transferred, Adjustments [Abstract]
Assets recognised as of acquisition date						409,674,000
Trade accounts receivable						7,938,000
Recoverable taxes						148,000
Intangible assets - Customer relationship						R$ 26,964,000
SimplesVet
Disclosure of detailed information about business combination [line items]
Cash Transferred As Of Acquisition Date	R$ 15,650,000	15,650,000
Cash To Be Transferred After Acquisition Date	5,750,000	5,750,000
Non-controlling interest in acquiree	12,424,000	11,183,000
Contingent consideration	3,657,000	7,000,000
Consideration transferred, acquisition-date fair value	37,481,000	39,583,000
Consideration Transferred, Adjustments [Abstract]
Cash consideration paid to the selling shareholders	0
Cash consideration to be paid to the selling shareholders	0
Non-controlling interest in the acquiree	1,241,000
Provision for contingencies	(3,343,000)
Consideration paid	(2,102,000)
Assets recognised as of acquisition date	34,010,000	30,250,000
Trade accounts receivable	96,000	96,000
Recoverable taxes	20,000	0
Intangible assets - Customer relationship	6,826,000	15,924,000
VHSYS
Disclosure of detailed information about business combination [line items]
Cash Transferred As Of Acquisition Date	18,656,000	18,656,000
Non-controlling interest in acquiree	19,858,000	12,691,000
Consideration transferred, acquisition-date fair value	62,578,000	55,411,000
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date, Adjustment	0
Previously held equity interest in the acquiree, at fair value	(24,064,000)	(24,064,000)
Consideration Transferred, Adjustments [Abstract]
Cash consideration paid to the selling shareholders	0
Non-controlling interest in the acquiree	7,167,000
Consideration paid	7,167,000
Assets recognised as of acquisition date	61,388,000	39,662,000
Trade accounts receivable	351,000	351,000
Recoverable taxes	38,000	0
Intangible assets - Customer relationship	672,000	6,134,000
Linx S.A. [Member]
Disclosure of detailed information about business combination [line items]
Cash Transferred As Of Acquisition Date	4,752,811,000	4,752,811,000
Equity Interests Of Acquirer Issued To Selling Shareholders	618,514,000	618,514,000
Contingent consideration	55,337,000	30,972,000
Consideration transferred, acquisition-date fair value	6,762,265,000	6,737,900,000
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date, Adjustment	0
Previously held equity interest in the acquiree, at fair value	(1,335,603,000)	(1,335,603,000)
Equity Interests Of Acquirer Issued To Selling Shareholders, Adjustment	0
Consideration Transferred, Adjustments [Abstract]
Cash consideration paid to the selling shareholders	0
Provision for contingencies	24,365,000
Consideration paid	24,365,000
Assets recognised as of acquisition date	3,649,409,000	3,492,927,000
Trade accounts receivable	212,567,000	212,567,000
Recoverable taxes	28,206,000	43,927,000
Intangible assets - Customer relationship	1,470,842,000	1,471,741,000
Trampolin
Disclosure of detailed information about business combination [line items]
Cash Transferred As Of Acquisition Date	13,402,000	13,402,000
Contingent consideration	0	1,694,000
Consideration transferred, acquisition-date fair value	23,299,000	24,993,000
Equity Interests Of Acquirer To Be Issued, Adjustment	0
Equity Interests Of Acquirer To Be Issued	9,897,000	9,897,000
Consideration Transferred, Adjustments [Abstract]
Cash consideration paid to the selling shareholders	0
Provision for contingencies	(1,694,000)
Consideration paid	(1,694,000)	(1,694,000)
Assets recognised as of acquisition date	1,895,000	8,309,000
Trade accounts receivable	130,000	130,000
Collact
Disclosure of detailed information about business combination [line items]
Cash Transferred As Of Acquisition Date	3,173,000
Cash To Be Transferred After Acquisition Date	167,000
Contingent consideration	2,000,000
Consideration transferred, acquisition-date fair value	14,116,000	14,116,000
Previously held equity interest in the acquiree, at fair value	(3,838,000)
Consideration Transferred, Loans Converted Into Shares	R$ 5,247,000
Interest rate of Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date	25.00%
Consideration Transferred, Adjustments [Abstract]
Consideration paid		0
Assets recognised as of acquisition date	R$ 2,187,000	13,185,000
Trade accounts receivable	29,000	29,000
Intangible assets - Customer relationship	294,000	R$ 0
Collact | Accumulated impairment [member]
Disclosure of detailed information about business combination [line items]
Previously held equity interest in the acquiree, at fair value	(3,529,000)
Collact | Gross carrying amount [member]
Disclosure of detailed information about business combination [line items]
Previously held equity interest in the acquiree, at fair value	R$ (309,000)